Lincoln Benefit Life Company
                   Lincoln Benefit Life Variable Life Account

                       Supplement, dated January 14, 2005,
                                       to
              The Consultant SL Variable Universal Life Prospectus
                                dated May 1, 2004

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable universal life policies issued by Lincoln Benefit Life Company.

We have received notice that the Board of Trustees ("Board") of PIMCO Advisors VIT has approved the liquidation, on or about April 29, 2005 (the "Closing Date"), of the following Fund portfolios:

            NFJ Small Cap Value Portfolio PEA Science and Technology Portfolio (collectively the "NFJ and PEA Portfolios")

The Board based its decision, in part, upon the fact that the NFJ and PEA Portfolios are relatively small in asset size and have failed to garner significant exposure in the variable contract market. In addition, the Board believes the outlook for future growth of the NFJ and PEA Portfolios is not encouraging.

Due to the liquidation of the NFJ and PEA Portfolios, we will no longer accept new premiums for investment in, nor will we permit transfers to, the NFJ Small Cap Value Portfolio Sub-Account or the PEA Science and Technology Portfolio Sub-Account ("NFJ and PEA Sub-Accounts") on or after April 29, 2005.

Because the NFJ and PEA Sub-Accounts will no longer be offered as investment alternatives as of the Closing Date, you may wish to transfer, prior to April 29, 2005, some or all of your interests in the NFJ and PEA Sub-Accounts to the other investment alternatives currently offered by your Policy. Any value remaining in the NFJ and PEA Sub-Accounts will be transferred automatically, as of the Closing Date, to the PIMCO VIT Money Market Sub-Account, an investment alternative already available under your Policy. These transfers are not subject to a transfer fee.

If you currently have allocations made to the NFJ and PEA Sub-Accounts through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment alternatives currently available under your Policy, any allocations to the NFJ and PEA Sub-Accounts will be automatically allocated, as of the Closing Date, to the PIMCO VIT Money Market Sub-Account.

If your interests in the NFJ and PEA Sub-Accounts is transferred automatically on the Closing Date to the PIMCO VIT Money Market Sub-Account, for 60 days following the Closing Date, you may transfer your interests in the PIMCO VIT Money Market Sub-Account to any other investment alternative(s) available under your Policy. This transfer is not subject to a transfer fee.

We will send you a confirmation that shows the amount that we credited to the PIMCO VIT Money Market Sub-Account or to the investment alternative that you chose and the date of the transaction. For additional information on how to transfer to another investment alternative, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at the number listed below.

Attached, as Appendix A, is a list of the Portfolios and Fixed Account Investment Alternatives currently available under your Policy.

Please keep this supplement for future reference together with your prospectuses.

Number for Customer Service Center: 1-800-865-5237

                                   Appendix A

The Consultant SL Variable Universal Life policy offers a variety of Investment Alternatives that encompass investment choices ranging from aggressive to conservative. Below is a listing of the Portfolios and Fixed Account Investment Alternatives currently available. Also included is the investment objective for each Portfolio.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

                                   PORTFOLIOS

AIM V.I. Basic Value Fund - Series I
Seeks long-term growth of capital.

AIM V.I. Capital Appreciation Fund - Series I
Seeks growth of capital.

AIM V.I. Dent Demographic Trends Fund - Series I
Seeks long-term growth of capital.

AIM V.I. Mid Cap Core Equity Fund - Series I
Seeks long-term growth of capital.

AIM V.I. Premier Equity Fund - Series I
Seeks long-term growth of capital with income as a secondary objective.

Alger American Growth Portfolio - Class O Seeks long-term capital appreciation.

Alger American Income & Growth Portfolio - Class O
Seeks to provide a high level of dividend income. Its secondary goal is to provide capital appreciation.

Alger American Leveraged AllCap Portfolio - Class O Seeks long-term capital appreciation.

Alger American MidCap Growth Portfolio - Class O Seeks long-term capital appreciation.

Alger American Small Capitalization Portfolio - Class O Seeks long-term capital appreciation.

Federated Fund for U.S. Government Securities II Seeks current income.

Federated High Income Bond Fund II Seeks high current income.


Federated Capital Income Fund II
Seeks high current income and moderate capital appreciation.

Fidelity VIP Asset ManagerSM Portfolio - Initial Class
Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity VIP Contrafund(R) Portfolio - Initial Class Seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio - Initial Class Seeks reasonable income.

Fidelity VIP Growth Portfolio - Initial Class
Seeks capital appreciation.

Fidelity VIP Index 500 Portfolio - Initial Class
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500SM Index (S&P 500(R)).

Fidelity VIP Investment Grade Bond Portfolio - Initial Class
Seek as high a level of current income as is consistent with the preservation of capital.

Fidelity VIP Money Market Portfolio - Initial Class
Seeks as high a level of current income as is consistent with preservation of capital and providing liquidity.

Fidelity VIP Overseas Portfolio - Initial Class Seeks long-term growth of capital.

Janus Aspen Series Balanced Portfolio: Institutional Shares
Seeks long-term growth of capital consistent with preservation of capital and balanced by current income.

Janus Aspen Series Capital Appreciation Portfolio - Institutional Shares Seeks long-term growth of capital.

Janus Aspen Series Flexible Income Portfolio: Institutional Shares
Seeks to maximize total return from a combination of current income and capital appreciation, with an emphasis on current income.

Janus Aspen Series Foreign Stock Portfolio: Service Shares
Seeks long-term growth of capital.

Janus Aspen Series Growth Portfolio: Institutional Shares
Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Janus Aspen Series Mid Cap Growth Portfolio: Institutional Shares
Seeks long-term growth of capital.


Janus Aspen Series Mid Cap Value Portfolio - Service Shares
Seeks capital appreciation.

Janus Aspen Series Risk-Managed Core Portfolio - Service Shares Seeks long-term growth of capital.

Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
Seeks long-term growth of capital in a manner consistent with the preservation of capital.

MFS Emerging Growth Series - Initial Class Seeks long-term growth of capital.

MFS High Income Series - Initial Class
Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS Investors Growth Stock Series - Initial Class
Seeks long-term growth of capital and future income rather than current income.

MFS Investors Trust Series - Initial Class
Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

MFS New Discovery Series - Initial Class
Seeks capital appreciation.

MFS Research Series - Initial Class Seeks long-term growth of capital and future income.

MFS Total Return Series - Initial Class
Seeks to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS Value Series - Initial Class Seeks capital appreciation and reasonable income.

Oppenheimer Global Securities Fund/VA Seeks long-term capital appreciation.

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
Seeks capital appreciation.

PAVIT PEA Renaissance Portfolio Seeks long term capital appreciation and income.

PAVIT OpCap Balanced Portfolio Seeks growth of capital and investment income.

PAVIT OpCap Small Cap Portfolio Seeks capital appreciation.

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Money Market Portfolio - Administrative Shares
Seeks to obtain maximum current income consistent with preservation of capital and daily liquidity.

PIMCO VIT Real Return Portfolio - Administrative Shares
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO VIT Total Return Portfolio - Administrative Shares
Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

Putnam VT International Growth and Income Fund - Class IB Seeks capital growth. Current income is a secondary objective.

Rydex VT Sector Rotation Fund
Seeks long-term capital appreciation.

Salomon Brothers Variable All Cap Fund - Class I Seeks capital appreciation.

Salomon Brothers Variable High Yield Fund - Class I Seeks maximum total return, consistent with preservation of capital.

Salomon Brothers Variable Investors Fund - Class I
Seeks long-term growth of capital with current income as a secondary objective.

Scudder SVS I Balanced Portfolio - Class A
Seeks balance of growth and income from a diversified portfolio of equity and fixed income securities.

Scudder SVS I Bond Portfolio - Class A
Seeks to invest for a high level of income consistent with a high quality portfolio of debt securities.

Scudder SVS I Global Discovery Portfolio - Class A Seeks above average capital appreciation over the long-term.

Scudder SVS I Growth and Income Portfolio - Class A
Seeks long-term growth of capital primarily though diversified holdings of marketable foreign equity investments.

Scudder SVS I International Portfolio - Class A Seeks long-term growth of capital.


Strong Opportunity Fund II - Investor Class
Seeks capital growth.

Strong Mid Cap Growth Fund II - Investor Class
Seeks capital growth.

T. Rowe Price Blue Chip Growth Portfolio - I Seeks long-term capital growth. Income is a secondary objective.

T. Rowe Price Equity Income Portfolio - I
Seeks to provide substantial dividend income as well as long-term growth of capital.

T. Rowe Price Mid-Cap Growth Portfolio - I Seeks long-term capital appreciation.

T. Rowe Price New America Growth Portfolio - I Seeks long-term growth of capital.

T. Rowe Price International Stock Portfolio - I Seeks long-term growth of capital.

Van Eck Worldwide Absolute Return Fund
Seeks consistent absolute (positive) returns in various market cycles.

Van Eck Worldwide Emerging Markets Fund
Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets Fund
Seeks long-term capital appreciation by investing primarily in "hard asset securities" with income as a secondary consideration.

Van Kampen UIF Equity Growth Portfolio, Class I
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Van Kampen UIF U.S. Real Estate Portfolio, Class I
Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Kampen LIT Aggressive Growth Portfolio, Class II
Seeks capital growth.

Van Kampen LIT Government Portfolio, Class I
Seeks high current return consistent with preservation of capital.

Van Kampen LIT Growth and Income Portfolio, Class II Seeks long-term growth of capital and income.


                              Fixed Account Options

Standard Fixed Account